Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation [Abstract]
Stock-Based Compensation

(3) Stock-Based Compensation

As noted in Note 1(n), Stock-Based Compensation, the Company accounts for its stock-based compensation by recognizing the grant date fair value of stock-based awards, net of estimated forfeitures, as compensation expense over the underlying requisite service periods of the related awards. The grant date fair value is based upon the Company’s stock price on the date of grant. The following table reflects the total stock-based compensation expense amounts included in the accompanying Consolidated Statements of Operations:

	2014	2013	2012
	(In thousands)
Cost of ATM operating revenues	$1,273	$911	$930
Selling, general, and administrative expenses	15,229	11,413	10,180
Total stock-based compensation expense	$16,502	$12,324	$11,110

The increase in stock-based compensation expense each year was due to additional expense recognition from the additional grants made during the periods. All grants during the periods above were made under the Company's Amended and Restated 2007 Stock Incentive Plan (the "2007 Plan"), which is further discussed below.

Stock-Based Compensation Plans. The Company currently has two long-term incentive plans - the 2007 Plan and the 2001 Stock Incentive Plan (the “2001 Plan”). The purpose of each of these plans is to provide members of the Company’s Board of Directors and employees of the Company and its affiliates additional incentive and reward opportunities designed to enhance the profitable growth of the Company and its affiliates. Equity grants awarded under these plans generally vest in various increments over four years based on continued employment. The Company handles stock option exercises and other stock grants through the issuance of new common shares.

2007 Plan.  The 2007 Plan provides for the granting of incentive stock options intended to qualify under Section 422 of the Internal Revenue Code, options that do not constitute incentive stock options, Restricted Stock Awards (“RSAs”), phantom stock awards, Restricted Stock Unites (“RSUs”), bonus stock awards, performance awards, and annual incentive awards. The number of shares of common stock that may be issued under the 2007 Plan may not exceed 9,679,393 shares. The shares issued under the 2007 Plan are subject to further adjustment to reflect stock dividends, stock splits, recapitalizations, and similar changes in the Company’s capital structure. As of December 31, 2014,  416,500 options and 4,516,800 shares of restricted stock awards and units, net of cancellations, had been granted under the 2007 Plan, and options to purchase 247,625 shares of common stock have been exercised.

2001 Plan.  No further awards were granted during 2014 under the Company’s 2001 Plan, as a result of the 2007 Plan adoption. As of December 31, 2014, options to purchase an aggregate of 6,438,172 shares of common stock (net of options cancelled) had been granted pursuant to the 2001 Plan, all of which the Company considered as non-qualified stock options, and options to purchase 6,177,704 shares of common stock had been exercised.

Restricted Stock Awards.  The number of the Company's outstanding Restricted Stock Awards (“RSAs”) as of December 31, 2014, and changes during the year ended December 31, 2014, are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs outstanding as of January 1, 2014	375,498	$18.42
Granted	—	$—
Vested	(274,056)	$15.22
Forfeited	(18,414)	$27.16
RSAs outstanding as of December 31, 2014	83,028	$27.06

The majority of RSAs granted vest ratably over a four-year service period, and had a weighted average grant date fair value of $26.86 and $28.30 for the years ended 2013 and 2012, respectively.  No RSAs were granted in 2014.  The total fair value of RSAs that vested during the years ended December 31, 2014, 2013, and 2012 was $10.8 million,  $8.1 million and $15.1 million, respectively.  Compensation expense associated with RSAs totaled approximately $1.9 million, $4.1 million, and $5.5 million during 2014,  2013, and 2012, respectively, and based upon management’s estimates of forfeitures, there was approximately $1.4 million of unrecognized compensation cost associated with these RSAs as of December 31, 2014,  which will be recognized on a straight-line basis over a remaining weighted-average vesting period of approximately 1.8 years.

Restricted Stock Units.  In the first quarter of each year since 2011, the Company granted restricted stock units (“RSUs”) under its Long Term Incentive Plan ("LTIP"), which is an annual equity award program under the 2007 Stock Incentive Plan. The ultimate number of RSUs to be earned and outstanding are approved by the Compensation Committee of the Company's Board of Directors (the "Committee") on an annual basis, and are based on the Company's achievement of certain performance levels during the calendar year of its grant. The majority of these grants have both a performance-based and a service-based vesting schedule (“Performance-RSUs”), and the Company recognizes the related compensation expense based on the estimated performance levels that management believes will ultimately be met. Starting with the grants made in 2013, a portion of the awards have only a service-based vesting schedule (“Time-RSUs”), for which the associated expense is recognized ratably over four years. Performance-RSUs and Time-RSUs are convertible into the Company’s common stock after the passage of the vesting periods, which are 24,  36, and 48 months from January 31 of the grant year, at the rate of 50%, 25%, and 25%, respectively. Performance-RSUs will be earned only if the Company achieves certain performance levels. Although the Performance-RSUs are not considered to be earned and outstanding until at least the minimum performance metrics are met, the Company recognizes the related compensation expense over the requisite service period (or to an employee’s qualified retirement date, if earlier) using a graded vesting methodology. RSUs are also granted outside of LTIPs, with or without performance-based vesting requirements.

The number of the Company's non-vested RSUs as of December 31, 2014, and changes during the year ended December 31, 2014, are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs as of January 1, 2014	733,235	$25.26
Granted	412,668	$31.87
Vested	(295,419)	$23.48
Forfeited	(63,687)	$27.99
Non-vested RSUs as of December 31, 2014	786,797	$29.17

The above table only includes RSUs not subject to performance conditions; therefore, the Performance-RSUs granted in 2014 but not yet earned are not included. The number of Performance-RSUs granted in 2014 at target, net of forfeitures, was 206,587 shares with a grant date fair value of $38.40 per unit. The weighted average grant date fair value of the RSUs granted was $31.87, $31.72 and $21.73 for the years ended December 31, 2014,  2013, and 2012, respectively.  The total fair value of RSUs that vested during the years ended December 31, 2014 and 2013 was approximately $6.9 and $7.1 million, respectively.  No RSUs vested during the year ended December 31, 2012. Compensation expense associated with all RSUs totaled approximately $14.6 million, $8.1 million, and $5.5 million during 2014,  2013, and 2012, respectively. The unrecognized compensation expense associated with all RSU grants was $8.5 million as of December 31, 2014,  which will be recognized using a graded vesting schedule for Performance-RSUs and a straight-line vesting schedule for Time-RSUs, over a remaining weighted-average vesting period of approximately 2.2 years.

Options.  The number of the Company's outstanding stock options as of December 31, 2014, and changes during the year ended December 31, 2014, are presented below:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Term
Options outstanding as of January 1, 2014	280,175	$9.66
Exercised	(93,092)	$8.70
Forfeited	—	$—
Cancelled	(3,716)	$0.03
Options outstanding as of December 31, 2014	183,367	$10.33	$5,177	2.04 years

Options vested and exercisable as of December 31, 2014	183,367	$10.33	$5,177	2.04 years

Options exercised during the years ended December 31, 2014,  2013, and 2012 had a total intrinsic value of approximately $2.8 million, $6.7 million, and $12.9 million, respectively, which resulted in estimated tax benefits to the Company of approximately $0.9 million,  $2.3 million, and $4.5 million, respectively. During 2012, the Company was in a net operating loss carryforward position; therefore, such benefits were not reflected in the accompanying consolidated financial statements for that year. The cash received by the Company as a result of option exercises was $0.8 million, $2.6 million, and $7.3 million for the years ended December 31, 2014,  2013, and 2012, respectively.

Fair Value Assumptions.  The Company utilizes the Black-Scholes option-pricing model to value options, which requires the input of certain subjective assumptions, including the expected life of the options, a risk-free interest rate, a dividend rate, an estimated forfeiture rate, and the future volatility of the Company’s common equity. These assumptions are based on management’s best estimate at the time of grant. There have been no options granted since 2010.

As of December 31, 2014, the Company had no unrecognized compensation expense associated with outstanding options and all remaining outstanding options became fully vested during 2014.  Compensation expense recognized related to stock options totaled approximately $0.01 million,  $0.1 million, and $0.1 million for the years ended December 31, 2014,  2013, and 2012, respectively.